TRADE PAYABLES AND OTHER - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Revenue recognized related to contract liabilities	€ 58	€ 33
Deferred revenue related to contract liabilities	€ 60	€ 36